Auditor's remuneration	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Auditor's Remuneration	Auditor's remuneration

	$ million
	2023	2022	2021
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	42	45	39
Other audit fees, principally in respect of audits of accounts of subsidiaries	19	18	18
Total audit fees	61	63	57
Audit-related fees	3	3	3
Fees in respect of other non-audit services	2	3	3
Total	66	69	63
In addition, the auditor provided audit services to retirement benefit plans for employees of subsidiaries. Remuneration paid by those benefit plans amounted to $1 million in 2023 (2022: $1 million; 2021: $1 million).